Stock Option Transactions (Details) - $ / shares	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	260,000	(0)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 1.72
Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	4,369,565	4,554,565
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 3.09	$ 3.11
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period		185,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price		$ 3.43
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period		(185,000)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	4,629,565	4,369,565
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 2.36	$ 3.09
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	4,539,564	4,369,565
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 2.38	$ 3.09